Accounts Receivable - net (Details Textual) $ / shares in Units, $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($) $ / shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Accounts Receivable Pledged As Collateral For Bank Loan	$ 5,403	$ 5,641		¥ 35	¥ 35
Operating Income (Loss), Total | $	3,723	2,057	$ 9,946
Net Income (Loss) Available to Common Stockholders, Basic, Total | $	$ (1,074)	$ (851)	$ 7,442
Earnings Per Share, Basic, Total | $ / shares	$ (0.02)	$ (0.02)	$ 0.13
Earnings Per Share, Diluted, Total | $ / shares	$ (0.02)	$ (0.02)	$ 0.13
Accounts Receivables Aged More Than Four Years [Member]
Percentage Of Allowance For Accounts Receivable	100.00%	100.00%		100.00%	100.00%
Accounts Receivables Aged Between Three Year And Four Years [Member]
Percentage Of Allowance For Accounts Receivable	71.30%	100.00%		71.30%	100.00%
Accounts Receivables Aged Between Two Year And Three Years [Member]
Percentage Of Allowance For Accounts Receivable	38.60%	56.30%		38.60%	56.30%
Accounts Receivables Aged Between One Year And Two Years [Member]
Percentage Of Allowance For Accounts Receivable	13.60%	18.50%		13.60%	18.50%
Accounts Receivables Aged Less Than One Years [Member]
Percentage Of Allowance For Accounts Receivable	1.40%	1.80%		1.40%	1.80%
Accounts Receivables Aged More Than Three Years [Member] | Scenario, Adjustment [Member] | Uncollectible Receivables [Member]
Operating Income (Loss), Total | $	$ 375
Net Income (Loss) Available to Common Stockholders, Basic, Total | $	$ 274
Earnings Per Share, Basic, Total | $ / shares	$ 0.00
Earnings Per Share, Diluted, Total | $ / shares	$ 0.00